Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories

3. Inventories

Inventories consisted of the following:

	As of December 31, 2023	As of December 31, 2024
	US$	US$
Outdoor computing infrastructure container	—	766
Accessories	44	6
	44	772

Inventories are stated at the lower of cost or net realizable value. No impairment was recorded for the year ended December 31, 2024 and 2023.